AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 93.7%
Australia — 5.6%
AGL Energy Ltd.	30,800	$251,649
ANZ Group Holdings Ltd.	38,114	801,001
Aristocrat Leisure Ltd.	57,806	2,333,889
Bank of Queensland Ltd.	113,737	485,231
BHP Group Ltd. (XASX)	343,514	10,664,792
BHP Group Ltd. (BATE)	33,827	1,048,342
Brambles Ltd.	416,458	5,466,338
Cochlear Ltd.	1,000	194,600
Coles Group Ltd.	83,224	1,037,513
Commonwealth Bank of Australia	30,604	2,854,614
Computershare Ltd.	60,019	1,046,303
Dexus, REIT	33,200	173,227
Elders Ltd.	84,337	491,393
Fortescue Ltd.	286,811	4,045,349
Glencore PLC*	217,111	1,243,319
Goodman Group, REIT	166,449	4,245,951
GPT Group (The), REIT	138,698	475,571
Harvey Norman Holdings Ltd.	185,200	631,618
JB Hi-Fi Ltd.	19,150	1,053,953
Medibank Private Ltd.	1,272,675	3,210,900
Metcash Ltd.	208,300	514,905
Myer Holdings Ltd.	494,900	283,307
National Australia Bank Ltd.	108,472	2,808,374
New Hope Corp. Ltd.	145,802	522,911
Northern Star Resources Ltd.	77,193	845,592
NRW Holdings Ltd.	196,619	484,450
Orica Ltd.	56,944	727,400
Perenti Ltd.	327,500	246,738
Pinnacle Investment Management Group Ltd.	32,048	398,047
Pro Medicus Ltd.	6,354	782,079
QBE Insurance Group Ltd.	77,700	887,221
Ramsay Health Care Ltd.	3,419	98,138
REA Group Ltd.	2,304	318,831
Rio Tinto Ltd.	45,583	4,031,608
Rio Tinto PLC	139,015	9,868,345
Scentre Group, REIT	552,611	1,389,207
Stockland, REIT	384,009	1,385,063
Super Retail Group Ltd.	87,545	1,096,536
Telstra Group Ltd.	112,800	301,913
Vicinity Ltd., REIT	981,462	1,495,388
Westpac Banking Corp.	105,400	2,303,255
WiseTech Global Ltd.	34,989	3,313,333
		75,858,194
Austria — 0.6%
BAWAG Group AG, 144A*	15,100	1,169,902
Erste Group Bank AG	95,746	5,246,737
Mondi PLC	12,696	242,183
OMV AG	12,800	547,586
Wienerberger AG	28,843	953,673
		8,160,081
Belgium — 0.7%
Ageas SA/NV	40,704	2,171,930
Bekaert SA	15,931	654,814
KBC Group NV	50,030	3,980,288
	Shares	Value
Common Stocks (continued)
Belgium (cont’d.)
Solvay SA	60,612	$2,374,490
		9,181,522
Brazil — 1.1%
Ambev SA	434,100	1,046,264
Banco do Brasil SA	281,000	1,407,141
MercadoLibre, Inc.*	2,785	5,714,708
NU Holdings Ltd. (Class A Stock)*	272,160	3,714,984
Petroleo Brasileiro SA, ADR(a)	76,073	1,096,212
Pluxee NV*	26,818	564,883
Vale SA	113,900	1,331,206
Yara International ASA	13,903	439,242
		15,314,640
Canada — 2.1%
Air Canada*	12,868	155,944
ARC Resources Ltd.	80,981	1,368,794
Brookfield Corp.	35,318	1,875,775
Canadian Imperial Bank of Commerce(a)	16,500	1,011,753
Celestica, Inc.*	28,600	1,462,090
Cenovus Energy, Inc.	22,624	378,391
CGI, Inc.*	6,900	793,950
CI Financial Corp.(a)	67,390	917,335
Colliers International Group, Inc.	5,306	805,247
Constellation Software, Inc.	334	1,083,018
Dollarama, Inc.	14,395	1,474,571
Empire Co. Ltd. (Class A Stock)	29,400	898,445
Finning International, Inc.	30,723	1,008,388
H&R Real Estate Investment Trust, UTS	66,700	564,197
iA Financial Corp., Inc.	24,008	1,989,942
Imperial Oil Ltd.	21,229	1,493,541
Loblaw Cos. Ltd.	6,520	868,144
Manulife Financial Corp.	116,243	3,435,419
Martinrea International, Inc.	59,400	502,887
Nutrien Ltd.(a)	23,994	1,152,997
Open Text Corp.	10,600	352,850
Russel Metals, Inc.	24,600	746,485
Sleep Country Canada Holdings, Inc., 144A	34,900	902,918
Stella-Jones, Inc.	12,400	814,075
Suncor Energy, Inc.	24,417	901,251
Torex Gold Resources, Inc.*	47,200	900,759
Toronto-Dominion Bank (The)	8,331	526,797
Transcontinental, Inc. (Class A Stock)	33,052	439,162
		28,825,125
Chile — 0.1%
Cencosud SA	361,900	730,400
China — 2.7%
3SBio, Inc., 144A*	828,000	726,321
Alibaba Group Holding Ltd.	226,100	3,004,594
Anhui Conch Cement Co. Ltd. (Class H Stock)	117,000	341,166
AviChina Industry & Technology Co. Ltd. (Class H Stock)	1,890,000	918,789
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Bank of China Ltd. (Class H Stock)	2,778,000	$1,297,325
BYD Co. Ltd. (Class H Stock)	14,000	499,491
China Construction Bank Corp. (Class H Stock)	1,674,000	1,248,302
China Feihe Ltd., 144A	754,000	565,966
China Pacific Insurance Group Co. Ltd. (Class H Stock)	436,600	1,546,036
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	903,217
CIMC Enric Holdings Ltd.	590,000	516,344
CSPC Pharmaceutical Group Ltd.	1,142,000	874,563
Fufeng Group Ltd.	972,000	598,686
Hello Group, Inc., ADR	70,200	534,222
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	134,600	553,991
JOYY, Inc., ADR(a)	20,100	728,424
Kingboard Holdings Ltd.	166,000	417,582
Lenovo Group Ltd.	1,556,000	2,085,875
Midea Group Co. Ltd. (Class A Stock)	35,100	378,721
NetEase, Inc., ADR	10,840	1,013,648
NXP Semiconductors NV	3,185	764,432
PDD Holdings, Inc., ADR*	7,911	1,066,482
PetroChina Co. Ltd. (Class H Stock)	3,978,000	3,208,942
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,540,000	2,279,611
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	264,000	1,657,796
Prosus NV*	6,290	274,523
Sinopharm Group Co. Ltd. (Class H Stock)	337,600	890,671
Sinotruk Hong Kong Ltd.	458,500	1,369,153
Tencent Holdings Ltd.	48,000	2,669,035
Vipshop Holdings Ltd., ADR	67,959	1,068,995
Want Want China Holdings Ltd.	900,000	615,996
Wilmar International Ltd.	889,900	2,308,057
		36,926,956
Czech Republic — 0.0%
Komercni Banka A/S	19,000	669,818
Denmark — 2.8%
AP Moller - Maersk A/S (Class A Stock)	88	142,622
Carlsberg A/S (Class B Stock)	32,615	3,883,684
Danske Bank A/S	69,183	2,080,936
Demant A/S*	18,294	712,208
DFDS A/S	9,747	249,304
Jyske Bank A/S	13,753	1,070,408
Novo Nordisk A/S (Class B Stock)	220,700	26,177,563
Pandora A/S	17,934	2,955,847
ROCKWOOL A/S (Class B Stock)	352	165,249
Spar Nord Bank A/S	45,089	860,170
		38,297,991
Finland — 0.8%
Fortum OYJ(a)	15,325	252,177
Nokia OYJ	419,048	1,829,636
Nordea Bank Abp (SGMX)	87,100	1,027,758
Nordea Bank Abp (BATE)	534,514	6,310,067
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Orion OYJ (Class B Stock)	11,929	$653,636
Wartsila OYJ Abp	36,372	813,885
		10,887,159
France — 9.9%
Accor SA	48,160	2,093,512
Air Liquide SA	28,431	5,490,317
Airbus SE	20,072	2,937,664
Amundi SA, 144A	9,553	714,057
Arkema SA	1,743	166,019
AXA SA	100,959	3,886,606
BNP Paribas SA	85,181	5,845,266
Bouygues SA	32,686	1,094,039
Bureau Veritas SA	7,675	254,630
Capgemini SE	11,576	2,499,266
Carrefour SA	41,569	708,812
Cie de Saint-Gobain SA	93,065	8,487,763
Cie Generale des Etablissements Michelin SCA	207,631	8,432,579
Credit Agricole SA	193,278	2,955,779
Dassault Systemes SE	100,816	4,004,491
Eiffage SA	30,018	2,898,709
Engie SA	137,779	2,382,503
Gecina SA, REIT	1,230	141,622
Hermes International SCA	1,706	4,200,780
Ipsen SA	6,577	810,158
Klepierre SA, REIT	106,327	3,483,909
La Francaise des Jeux SAEM, 144A	35,975	1,480,355
Legrand SA	53,055	6,112,246
L’Oreal SA	11,889	5,332,655
LVMH Moet Hennessy Louis Vuitton SE	12,024	9,220,918
Pernod Ricard SA	16,130	2,440,347
Publicis Groupe SA	36,183	3,959,736
Rexel SA	45,204	1,310,315
Rubis SCA	25,302	691,252
Safran SA	57,021	13,418,353
Societe BIC SA	9,762	656,359
Societe Generale SA	24,459	609,500
Sodexo SA	20,543	1,684,187
Sopra Steria Group	2,955	621,346
Teleperformance SE	1,634	169,038
TotalEnergies SE	221,563	14,387,272
Unibail-Rodamco-Westfield, REIT	12,535	1,097,850
Verallia SA, 144A	34,057	996,773
Vinci SA	59,957	7,008,770
Vivendi SE	18,071	209,049
		134,894,802
Germany — 6.6%
adidas AG	19,022	5,040,576
Allianz SE	27,374	9,003,833
Bayer AG	15,891	537,620
Bayerische Motoren Werke AG	24,236	2,143,349
CTS Eventim AG & Co. KGaA	2,870	298,841
Daimler Truck Holding AG	19,772	742,386
Deutsche Bank AG	232,891	4,031,735
Deutsche Boerse AG	18,074	4,243,210

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Post AG	23,314	$1,039,960
Deutsche Telekom AG	387,474	11,379,822
Deutz AG	178,100	893,597
E.ON SE	165,327	2,462,040
Evonik Industries AG	9,534	223,185
Fresenius Medical Care AG	31,632	1,344,098
Fresenius SE & Co. KGaA*	51,967	1,982,578
GEA Group AG	75,393	3,697,766
Hannover Rueck SE	1,713	488,992
Heidelberg Materials AG	42,365	4,615,239
Henkel AG & Co. KGaA	3,087	262,433
Infineon Technologies AG	18,788	659,608
Knorr-Bremse AG	2,048	182,487
LEG Immobilien SE	4,725	494,678
Mercedes-Benz Group AG	25,242	1,635,661
Merck KGaA	3,848	679,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,942	9,886,839
Nemetschek SE	8,908	925,897
Puma SE	3,030	126,703
Rational AG	323	329,766
Rheinmetall AG	1,188	645,828
SAP SE	47,674	10,904,599
Scout24 SE, 144A	5,941	511,507
Siemens AG	21,080	4,264,652
Siemens Energy AG*	37,190	1,373,051
Talanx AG	8,976	756,630
TUI AG*	37,150	283,605
Volkswagen AG	5,195	581,309
Vonovia SE	15,132	552,417
Zalando SE, 144A*	24,592	812,813
		90,038,601
Greece — 0.2%
Hellenic Telecommunications Organization SA	40,817	704,319
Metlen Energy & Metals SA	25,400	998,689
National Bank of Greece SA	107,834	921,827
		2,624,835
Hong Kong — 1.3%
AIA Group Ltd.	563,624	4,922,048
CK Asset Holdings Ltd.	79,500	346,110
CLP Holdings Ltd.	118,500	1,035,975
Dah Sing Financial Holdings Ltd.	89,600	284,960
Grand Pharmaceutical Group Ltd.	1,092,500	726,676
PAX Global Technology Ltd.	373,000	249,273
Techtronic Industries Co. Ltd.	333,599	4,980,107
VTech Holdings Ltd.	48,300	335,821
WH Group Ltd., 144A	4,600,029	3,622,980
Yue Yuen Industrial Holdings Ltd.	302,500	573,480
		17,077,430
India — 1.7%
Apollo Hospitals Enterprise Ltd.	17,124	1,471,711
Chambal Fertilisers & Chemicals Ltd.	164,650	1,039,628
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Coal India Ltd.	229,700	$1,395,856
Mahanagar Gas Ltd.	52,400	1,213,853
Mahindra & Mahindra Ltd.	14,386	530,965
MakeMyTrip Ltd.*(a)	14,918	1,386,628
Maruti Suzuki India Ltd.	5,856	924,658
NMDC Ltd.	535,700	1,565,825
Oil & Natural Gas Corp. Ltd.	424,600	1,510,748
Oil India Ltd.	393,450	2,725,363
Petronet LNG Ltd.	239,000	975,050
Sun Pharmaceutical Industries Ltd.	71,595	1,646,000
Tata Consultancy Services Ltd.	43,617	2,220,912
Varun Beverages Ltd.	204,420	1,478,974
Zomato Ltd.*	708,253	2,305,273
		22,391,444
Indonesia — 0.2%
First Resources Ltd.	618,000	705,057
Telkom Indonesia Persero Tbk PT	3,947,500	781,661
United Tractors Tbk PT	417,600	750,029
		2,236,747
Ireland — 0.2%
AerCap Holdings NV	16,300	1,543,936
AIB Group PLC	241,952	1,385,977
		2,929,913
Israel — 0.6%
Check Point Software Technologies Ltd.*	7,960	1,534,768
Elbit Systems Ltd.	644	128,154
Mizrahi Tefahot Bank Ltd.	14,913	582,840
Nice Ltd.*	3,582	622,769
Teva Pharmaceutical Industries Ltd.*	48,424	874,504
Teva Pharmaceutical Industries Ltd., ADR*	27,300	491,946
Wix.com Ltd.*	22,370	3,739,593
		7,974,574
Italy — 3.1%
A2A SpA	102,800	237,464
Banca Monte dei Paschi di Siena SpA	77,118	445,694
Brunello Cucinelli SpA	26,219	2,830,607
Coca-Cola HBC AG*	54,591	1,946,293
Enel SpA	437,059	3,491,142
Eni SpA	119,641	1,820,643
Ferrari NV	15,176	7,111,494
Intesa Sanpaolo SpA	940,551	4,026,216
Leonardo SpA	45,000	1,007,158
Maire SpA	42,938	355,012
Mediobanca Banca di Credito Finanziario SpA	69,673	1,190,460
Moncler SpA	36,887	2,345,153
Pirelli & C SpA, 144A	150,507	913,992
Prysmian SpA	7,287	530,192
UniCredit SpA	270,034	11,854,933
Unipol Gruppo SpA	130,798	1,556,768
		41,663,221

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan — 16.9%
Advantest Corp.	67,140	$3,157,679
Aeon Mall Co. Ltd.	16,200	236,367
AEON REIT Investment Corp., REIT	525	480,441
AGC, Inc.	21,900	710,659
Aisin Corp.	91,800	1,020,046
Alps Alpine Co. Ltd.(a)	67,200	730,146
Amada Co. Ltd.	58,400	596,246
ANA Holdings, Inc.	48,000	1,027,834
Asahi Group Holdings Ltd.	45,000	589,814
Asahi Kasei Corp.	33,800	256,251
Asics Corp.	206,400	4,336,080
Bandai Namco Holdings, Inc.	81,400	1,857,399
Bridgestone Corp.	67,942	2,623,777
Brother Industries Ltd.	30,300	594,257
Canon, Inc.	60,000	1,976,118
Capcom Co. Ltd.	10,000	233,241
Chubu Electric Power Co., Inc.	95,500	1,122,331
Chugai Pharmaceutical Co. Ltd.	34,600	1,677,100
Credit Saison Co. Ltd.	44,300	1,111,661
Daicel Corp.	92,800	866,088
Dai-ichi Life Holdings, Inc.	123,800	3,212,283
Daiichi Sankyo Co. Ltd.	89,200	2,946,486
Daikin Industries Ltd.	21,671	3,041,764
Daito Trust Construction Co. Ltd.	9,600	1,169,338
Daiwa House Industry Co. Ltd.	45,700	1,438,452
Daiwa Securities Group, Inc.	63,900	453,221
Daiwabo Holdings Co. Ltd.	29,800	568,345
DCM Holdings Co. Ltd.	51,500	569,070
Disco Corp.	4,513	1,188,849
Electric Power Development Co. Ltd.	22,200	371,254
ENEOS Holdings, Inc.	181,000	991,005
FANUC Corp.	69,300	2,035,370
Financial Partners Group Co. Ltd.	14,400	224,369
Fuji Corp.	24,500	393,587
Fuyo General Lease Co. Ltd.	9,600	740,431
Hankyu Hanshin Holdings, Inc.	12,600	389,234
Hitachi Ltd.	507,600	13,460,201
Honda Motor Co. Ltd.	132,600	1,415,683
Hosiden Corp.	40,900	598,213
Hoya Corp.	44,894	6,217,978
Ibiden Co. Ltd.	3,200	98,902
Idemitsu Kosan Co. Ltd.	238,300	1,727,996
Inpex Corp.	203,900	2,760,557
Isuzu Motors Ltd.	67,100	914,920
ITOCHU Corp.	120,600	6,499,748
Itoham Yonekyu Holdings, Inc.	20,900	564,056
Iyogin Holdings, Inc.	82,400	788,796
Japan Airlines Co. Ltd.	5,300	92,695
Japan Airport Terminal Co. Ltd.	6,800	245,389
Japan Post Holdings Co. Ltd.	273,400	2,621,674
Japan Securities Finance Co. Ltd.	9,100	122,246
Japan Tobacco, Inc.	27,100	790,202
JFE Holdings, Inc.	26,600	357,616
JVCKenwood Corp.	26,000	245,703
Kamigumi Co. Ltd.	19,600	448,290
Kandenko Co. Ltd.	20,000	311,970
Kaneka Corp.	14,300	391,360
Kansai Electric Power Co., Inc. (The)	135,200	2,240,652
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kao Corp.	24,600	$1,215,895
Kawasaki Kisen Kaisha Ltd.	157,800	2,460,025
KDDI Corp.	96,500	3,091,619
KDX Realty Investment Corp., REIT	893	940,931
Keiyo Bank Ltd. (The)	69,800	343,135
Keyence Corp.	21,436	10,273,464
Kirin Holdings Co. Ltd.	64,900	989,067
Komatsu Ltd.	23,700	663,475
Komeri Co. Ltd.	29,000	750,781
Konami Group Corp.	5,400	550,684
Kyowa Kirin Co. Ltd.	10,800	190,585
Lasertec Corp.	8,400	1,400,504
Lintec Corp.	38,600	892,677
Makita Corp.	21,400	722,926
Marubeni Corp.	67,500	1,115,225
Mazda Motor Corp.	297,700	2,274,588
Mebuki Financial Group, Inc.	304,900	1,234,257
MIRAIT ONE Corp.	49,400	734,368
Mitsubishi Chemical Group Corp.	207,300	1,333,443
Mitsubishi Electric Corp.	122,400	1,985,444
Mitsubishi HC Capital, Inc.	174,000	1,235,770
Mitsubishi UFJ Financial Group, Inc.	495,627	5,089,396
Mitsui & Co. Ltd.	177,400	3,967,380
Mitsui Chemicals, Inc.	24,800	662,459
Mitsui Fudosan Co. Ltd.	342,000	3,222,616
Mitsui Mining & Smelting Co. Ltd.	7,800	266,976
Mizuho Financial Group, Inc.	19,300	398,947
Morinaga & Co. Ltd.	9,200	184,286
Murata Manufacturing Co. Ltd.	24,000	474,929
Namura Shipbuilding Co. Ltd.	23,400	233,705
NEC Corp.	15,700	1,516,092
Nexon Co. Ltd.	72,400	1,438,726
Nidec Corp.	75,600	1,591,614
Nintendo Co. Ltd.	17,500	935,400
Nippon Express Holdings, Inc.	14,000	737,335
Nippon Shinyaku Co. Ltd.	11,200	292,270
Nippon Steel Corp.	101,100	2,265,866
Nippon Telegraph & Telephone Corp.	1,841,100	1,887,469
Nishi-Nippon Financial Holdings, Inc.	78,300	899,417
Nomura Holdings, Inc.	449,700	2,346,978
Nomura Real Estate Holdings, Inc.	27,500	740,935
Ono Pharmaceutical Co. Ltd.	8,300	111,414
Osaka Gas Co. Ltd.	10,400	234,542
Otsuka Holdings Co. Ltd.	20,800	1,181,422
Persol Holdings Co. Ltd.	53,900	97,135
Rakuten Group, Inc.*	292,100	1,884,749
Recruit Holdings Co. Ltd.	103,376	6,280,341
Renesas Electronics Corp.	19,900	288,802
Sankyo Co. Ltd.	116,400	1,715,620
Sankyu, Inc.	32,600	1,100,992
Santen Pharmaceutical Co. Ltd.	101,900	1,236,998
SCREEN Holdings Co. Ltd.	3,600	253,157
Seino Holdings Co. Ltd.	17,000	285,981
Sekisui Chemical Co. Ltd.	10,800	168,866
Shimano, Inc.	19,100	3,636,025
Shin-Etsu Chemical Co. Ltd.	145,680	6,088,025
Shionogi & Co. Ltd.	239,100	3,427,304
SKY Perfect JSAT Holdings, Inc.	142,800	893,666

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Skylark Holdings Co. Ltd.	14,500	$233,930
Sojitz Corp.	33,100	784,260
Sompo Holdings, Inc.	34,400	775,404
Sony Group Corp.	557,350	10,827,970
Subaru Corp.	162,800	2,880,117
Sugi Holdings Co. Ltd.	27,700	511,554
Sumitomo Electric Industries Ltd.	34,600	561,824
Sumitomo Heavy Industries Ltd.	24,000	580,727
Sumitomo Mitsui Financial Group, Inc.	78,000	1,666,597
Suzuken Co. Ltd.	6,400	224,633
Suzuki Motor Corp.	41,600	468,411
T&D Holdings, Inc.	48,500	855,094
TDK Corp.	192,000	2,452,672
Terumo Corp.	240,900	4,563,727
Tohoku Electric Power Co., Inc.	9,900	94,877
Tokai Rika Co. Ltd.	2,800	38,633
Tokio Marine Holdings, Inc.	156,493	5,770,593
Tokuyama Corp.	26,700	540,412
Tokyo Electric Power Co. Holdings, Inc.*	85,800	380,529
Tokyo Electron Ltd.	19,500	3,477,547
Tokyo Gas Co. Ltd.	29,600	689,476
Tokyu Corp.	18,900	244,754
Tomy Co. Ltd.	9,300	255,068
Toyota Boshoku Corp.(a)	39,000	512,695
Toyota Motor Corp.	216,300	3,887,779
Toyota Tsusho Corp.	66,800	1,221,352
Transcosmos, Inc.	12,800	316,209
Tsubakimoto Chain Co.	51,300	676,506
Valor Holdings Co. Ltd.	14,100	217,177
Visional, Inc.*	3,700	204,418
West Japan Railway Co.	35,300	670,396
Yokogawa Electric Corp.	26,300	673,934
Yokohama Rubber Co. Ltd. (The)	33,300	748,447
Zensho Holdings Co. Ltd.	13,500	747,980
		229,043,840
Jordan — 0.1%
Hikma Pharmaceuticals PLC	70,178	1,795,831
Malaysia — 0.1%
CIMB Group Holdings Bhd	487,100	953,175
Mexico — 0.2%
Cemex SAB de CV, UTS	654,002	400,240
Coca-Cola Femsa SAB de CV, UTS	71,100	628,237
Gruma SAB de CV (Class B Stock)	33,423	619,335
Grupo Financiero Banorte SAB de CV (Class O Stock)	69,000	491,095
Wal-Mart de Mexico SAB de CV	131,632	397,169
		2,536,076
Netherlands — 4.6%
ABN AMRO Bank NV, 144A, CVA	181,407	3,278,359
Adyen NV, 144A*	1,439	2,252,927
Aegon Ltd.	141,101	906,309
ASM International NV	8,859	5,844,813
ASML Holding NV	29,685	24,693,782
ASR Nederland NV	18,914	927,210
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Euronext NV, 144A	19,876	$2,157,482
EXOR NV	7,570	811,534
Heineken NV	31,026	2,754,185
ING Groep NV	103,502	1,877,839
Koninklijke Ahold Delhaize NV	132,179	4,569,239
Koninklijke KPN NV	1,949,658	7,962,960
Koninklijke Philips NV*	8,100	265,564
NN Group NV	16,322	814,404
Wolters Kluwer NV	18,334	3,092,428
		62,209,035
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	67,753	1,501,823
Xero Ltd.*	11,869	1,226,850
		2,728,673
Norway — 0.2%
DNB Bank ASA	39,244	804,779
Kongsberg Gruppen ASA	6,681	652,596
Orkla ASA	91,346	861,524
		2,318,899
Peru — 0.1%
Credicorp Ltd.	5,857	1,059,941
Philippines — 0.0%
DMCI Holdings, Inc.	3,317,000	680,390
Portugal — 0.1%
NOS SGPS SA	89,225	363,017
Sonae SGPS SA	543,480	574,230
		937,247
Qatar — 0.1%
Ooredoo QPSC	217,400	700,153
Vodafone Qatar QSC	1,516,300	782,929
		1,483,082
Singapore — 1.3%
DBS Group Holdings Ltd.	379,214	11,230,163
Hong Leong Asia Ltd.	171,600	108,922
Jardine Cycle & Carriage Ltd.	40,700	873,125
Oversea-Chinese Banking Corp. Ltd.	191,800	2,245,207
Sea Ltd., ADR*	24,700	2,328,716
Singapore Airlines Ltd.	54,700	288,756
Singapore Exchange Ltd.	56,800	503,290
		17,578,179
South Africa — 0.3%
Anglo American PLC	17,856	580,422
AVI Ltd.	82,937	526,879
Gold Fields Ltd.	50,000	775,394
MTN Group Ltd.	172,600	916,521
Tiger Brands Ltd.	63,411	856,426
		3,655,642
South Korea — 1.3%
Amorepacific Corp.	4,681	524,076
DB HiTek Co. Ltd.	27,000	831,581

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
DB Insurance Co. Ltd.	10,078	$866,042
Doosan Bobcat, Inc.	51,765	1,600,668
Hugel, Inc.*	2,216	404,814
Industrial Bank of Korea	82,300	877,747
KB Financial Group, Inc.	17,646	1,088,799
Kia Corp.	25,290	1,925,727
Samsung C&T Corp.	9,800	1,026,456
Samsung Electronics Co. Ltd.	39,967	1,868,010
Samsung Electronics Co. Ltd., GDR	2,598	3,052,155
Samsung Fire & Marine Insurance Co. Ltd.	4,225	1,116,660
Samsung SDS Co. Ltd.	5,400	635,900
Woori Financial Group, Inc.	70,600	833,446
Youngone Corp.	16,300	502,011
		17,154,092
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	25,731	1,187,669
Aena SME SA, 144A	3,326	730,641
Banco Bilbao Vizcaya Argentaria SA	288,156	3,112,740
Banco Santander SA	1,496,033	7,665,475
CaixaBank SA	227,023	1,354,861
Iberdrola SA	503,334	7,781,113
Industria de Diseno Textil SA	267,428	15,838,820
Logista Integral SA	24,408	734,715
Mapfre SA	238,133	634,172
Repsol SA	153,134	2,019,728
		41,059,934
Sweden — 2.6%
Alfa Laval AB	8,580	412,492
Atlas Copco AB (Class A Stock)	384,610	7,453,900
Atlas Copco AB (Class B Stock)	44,361	761,140
Betsson AB (Class B Stock)*	42,223	517,932
Boliden AB	25,804	875,760
Epiroc AB (Class B Stock)	11,020	208,970
Essity AB (Class B Stock)	131,128	4,093,118
Industrivarden AB (Class A Stock)	3,575	132,216
Indutrade AB	4,235	131,793
Investor AB (Class B Stock)	146,812	4,524,190
Sandvik AB	46,759	1,046,333
SKF AB (Class B Stock)	46,685	929,913
Swedbank AB (Class A Stock)	62,615	1,329,045
Tele2 AB (Class B Stock)	15,862	179,411
Trelleborg AB (Class B Stock)	6,075	233,832
Volvo AB (Class A Stock)	5,460	145,796
Volvo AB (Class B Stock)	439,863	11,635,343
Volvo Car AB (Class B Stock)*(a)	235,744	649,001
		35,260,185
Switzerland — 2.9%
ABB Ltd.	108,010	6,266,269
Avolta AG*	2,640	111,739
Cie Financiere Richemont SA (Class A Stock)	25,770	4,092,387
Givaudan SA	70	384,058
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	10,400	$627,161
Logitech International SA	37,633	3,370,441
Novartis AG	138,467	15,943,421
Sandoz Group AG	10,700	445,900
Schindler Holding AG	656	186,572
Schindler Holding AG (Part. Cert.)	1,655	485,749
Straumann Holding AG	1,969	322,080
UBS Group AG	245,740	7,604,191
		39,839,968
Taiwan — 2.1%
Advanced International Multitech Co. Ltd.	251,000	643,347
ASE Technology Holding Co. Ltd.	388,000	1,840,092
Cathay Financial Holding Co. Ltd.	536,000	1,125,463
Chicony Electronics Co. Ltd.	136,000	701,222
Global Brands Manufacture Ltd.	307,000	583,767
Hon Hai Precision Industry Co. Ltd.	341,000	2,007,761
King Yuan Electronics Co. Ltd.	164,000	581,676
MediaTek, Inc.	40,000	1,474,222
Novatek Microelectronics Corp.	74,000	1,204,819
Pou Chen Corp.	584,000	664,364
Simplo Technology Co. Ltd.	53,000	591,297
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,250	15,326,377
United Microelectronics Corp.	882,000	1,486,581
		28,230,988
Thailand — 0.0%
AP Thailand PCL	1,863,300	578,138
Turkey — 0.1%
Haci Omer Sabanci Holding A/S	267,900	761,128
United Arab Emirates — 0.1%
Air Arabia PJSC	826,200	616,516
Emaar Properties PJSC	208,821	495,447
Emirates NBD Bank PJSC	75,489	417,273
		1,529,236
United Kingdom — 10.0%
3i Group PLC	284,594	12,607,088
Associated British Foods PLC	9,920	310,027
AstraZeneca PLC	95,212	14,832,739
Auto Trader Group PLC, 144A	128,204	1,490,395
Aviva PLC	553,269	3,583,392
BAE Systems PLC	65,441	1,086,456
Barclays PLC	1,839,627	5,527,311
Beazley PLC	44,493	454,371
Berkeley Group Holdings PLC	39,189	2,478,760
British American Tobacco PLC	119,024	4,339,387
Centrica PLC	1,853,010	2,898,371
CK Hutchison Holdings Ltd.	117,000	663,357
Compass Group PLC	116,367	3,730,689
Computacenter PLC	20,100	665,147
ConvaTec Group PLC, 144A	263,777	801,145
Diageo PLC	76,279	2,664,418
Drax Group PLC	60,388	519,925
Dunelm Group PLC	34,752	536,497

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Halma PLC	18,009	$629,693
Harbour Energy PLC	203,144	724,551
HSBC Holdings PLC	503,021	4,512,613
IG Group Holdings PLC	40,912	503,251
Imperial Brands PLC	189,062	5,499,638
Informa PLC	15,878	174,619
InterContinental Hotels Group PLC	42,836	4,664,848
Investec PLC	235,490	1,792,326
J D Wetherspoon PLC*	40,920	406,247
J Sainsbury PLC	294,565	1,165,695
JD Sports Fashion PLC	146,625	302,332
Kingfisher PLC	275,760	1,190,110
Lloyds Banking Group PLC	7,772,627	6,111,557
London Stock Exchange Group PLC	32,136	4,399,774
NatWest Group PLC	863,953	3,999,546
Next PLC	49,164	6,440,312
QinetiQ Group PLC	127,575	768,788
Reckitt Benckiser Group PLC	15,392	941,747
RELX PLC	134,459	6,333,800
Rolls-Royce Holdings PLC*	958,372	6,782,871
Serco Group PLC	265,601	634,259
Smiths Group PLC	9,864	221,674
SSE PLC	125,119	3,153,550
Tesco PLC	1,325,901	6,366,061
Unilever PLC	95,957	6,221,209
Vodafone Group PLC	647,013	648,435
Whitbread PLC	26,430	1,109,493
Zigup PLC	160,430	826,452
		135,714,926
United States — 7.1%
BP PLC	825,647	4,306,193
BRP, Inc.(a)	8,900	529,677
CyberArk Software Ltd.*	11,155	3,252,910
Ferguson Enterprises, Inc.	6,805	1,337,398
Globant SA*(a)	6,522	1,292,269
GSK PLC	447,755	9,116,748
Holcim AG*	61,935	6,065,472
James Hardie Industries PLC, CDI*	6,784	269,580
JBS SA	220,700	1,280,600
Linde PLC	3,445	1,642,783
Monday.com Ltd.*	8,506	2,362,712
Nestle SA	147,513	14,823,941
Roche Holding AG	37,702	12,065,290
Sanofi SA	107,352	12,360,436
Schneider Electric SE	29,377	7,744,010
Shell PLC	458,884	14,886,995
Stellantis NV (SGMX)	51,207	708,673
Stellantis NV (BATE)	37,712	522,237
Swiss Re AG	13,940	1,929,010
		96,496,934

Total Common Stocks (cost $1,034,925,619)		1,270,288,992
Preferred Stocks — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	117,792	413,851
	Shares	Value

Preferred Stocks (continued)
Brazil (cont’d.)
Itausa SA (PRFC)	342,615	$698,727
		1,112,578
Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	132,946
Henkel AG & Co. KGaA (PRFC)	42,274	3,973,749
Porsche Automobil Holding SE (PRFC)	4,152	190,232
		4,296,927

Total Preferred Stocks (cost $4,661,032)		5,409,505
Unaffiliated Exchange-Traded Funds — 3.6%
United States
iShares Core MSCI EAFE ETF	346,320	27,030,276
iShares MSCI EAFE ETF(a)	119,473	9,991,527
iShares MSCI EAFE Growth ETF	49,389	5,316,726
iShares MSCI EAFE Value ETF	118,772	6,832,953

Total Unaffiliated Exchange-Traded Funds (cost $42,550,400)		49,171,482

	Units
Warrants* — 0.0%
Canada
Constellation Software, Inc., expiring 03/31/40^	673	—
(cost $0)

Total Long-Term Investments (cost $1,082,137,051)		1,324,869,979

	Shares
Short-Term Investments — 2.3%
Affiliated Mutual Funds — 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	17,394,880	17,394,880
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $11,316,619; includes $11,264,859 of cash collateral for securities on loan)(b)(wb)	11,321,148	11,316,619

Total Affiliated Mutual Funds (cost $28,711,499)		28,711,499

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.1%
Federal Home Loan Bank
4.251%	10/01/24	1,138	1,137,845
(cost $1,138,000)

A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.799%	12/19/24	570	$564,367
(cost $564,071)

Total Short-Term Investments (cost $30,413,570)			30,413,711

TOTAL INVESTMENTS—100.0% (cost $1,112,550,621)			1,355,283,690

Other assets in excess of liabilities(z) — 0.0%			235,819

Net Assets — 100.0%			$1,355,519,509

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
SGMX	Sigma X MTF
UTS	Unit Trust Security
XASX	Australian Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,681,512; cash collateral of $11,264,859 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
95	Mini MSCI EAFE Index	Dec. 2024	$11,817,050	$234,593
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8